Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities Explanatory (Parenthetical) (Detail) - Brazil member - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Entities [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [line items]
Future cash flow oil and gas production classified as held for sale		$ 1,770
Equity Method Investee [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [line items]
Future cash flow oil and gas production classified as held for sale	$ 1,675